Liabilities Related to Business Combinations and to Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities in business combination [abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling
interests in the first half of 2025 are shown below:

( € million)	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from acquisition of Translate Bio	Other	Total (a)

Balance at January 1, 2025	72	568	1	641

Payments made	(72)	—	—	(72)

Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	1	71	—	72

Currency translation differences	(1)	(76)	—	(77)

Balance at June 30, 2025	—	563	1	564

Of which:

• Current portion				—

• Non-current portion				564

(a)	As of January 1, 2025, this comprised a non-current portion of €569 million and a current portion of €72 million.
(b	Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.